SHARE BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used to value share options granted

	For the six months ended June 30,
	2021	2022
Risk-free interest rate	0.36%-0.85%	0.34%
Expected volatility range	86.3%-87.5%	100.2%
Fair market value per ordinary share as at grant dates	US$2.8-$5.6	US$0.29

Schedule of share-based compensation expenses included in financial statement line items

	For the six months ended June 30,
	2021	2022	2022
	RMB	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Cost of revenues	153	—	—
Selling and marketing expenses	824	705	105
Research and development expenses	1,846	1,263	189
General and administrative expenses	13,074	2,560	382
Total share-based compensation expenses	15,897	4,528	676

Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Group's employee and non employee share option activities

				Weighted
			Weighted	Average
		Weighted	Average	Remaining	Aggregate
	Number of	Average	Grant date	Contractual	Intrinsic
	Options	Exercise Price	Fair Value	Term	Value
		US$ per	US$ per
		option	option	Years	US$
Share options outstanding at December 31, 2021	1,060,600	3.65	4.91	7.07	637
Granted	145,016	2.07	2.84	—	—
Exercised	(138,016)	—	—	—	—
Share options outstanding at June 30, 2022	1,067,600	3.63	4.85	6.61	152
Vested and exercisable at June 30, 2022	725,100	2.31	5.54	5.35	145

Nonemployees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Group's employee and non employee share option activities

				Weighted
		Weighted	Weighted	Average
		Average	Average	Remaining	Aggregate
	Number of	Exercise	Grant date	Contractual	Intrinsic
	Options	Price	Fair Value	Term	Value
		US$ per	US$ per
		option	option	Years	US$
Share options outstanding at December 31, 2021	371,700	5.92	4.77	7.88	148
Granted	279,686	—	0.79	—	—
Exercised	(279,686)	—	—	—	—
Share options outstanding at June 30, 2022	371,700	5.92	4.77	7.38	35
Vested and exercisable at June 30, 2022	354,200	6.06	4.64	7.38	35